Condensed Consolidating Financial Information (Schedule of Condensed Consolidating Balance Sheet) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets:
Cash and cash equivalents	$ 572.6	$ 585.8	$ 707.3	$ 632.7
Restricted cash	72.4	125.2
Accounts receivable, net	220.4	202.9
Inventories	247.8	321.8
Solar energy systems held for development and sale	133.8	373.0
Prepaid and other current assets	212.2	277.2
Total current assets	1,459.2	1,885.9
Investments	49.6	54.5
Investments in subsidiaries	0	0
Semiconductor and Solar Materials	1,213.1	1,253.7
Solar energy systems	1,459.9	1,139.4
Deferred tax assets, net	0	44.8
Restricted cash	50.2	37.5
Other assets	355.4	316.6
Goodwill		0	342.7
Intangible assets, net	114.2	149.2
Total assets	4,701.6	4,881.6
Current liabilities:
Current portion of long-term debt and capital lease obligations	3.4	3.7
Short-term solar energy system debt and current portion of solar energy system debt, financings and capital leaseback obligations	97.8	144.2
Accounts payable	477.0	694.6
Accrued liabilities	344.2	409.0
Deferred revenue for solar energy systems	113.1	41.4
Contingent consideration related to acquisitions	23.1	71.6
Customer and other deposits	77.2	72.4
Intercompany (receivalbe) payable and short trem notes	0	0
Total current liabilities	1,135.8	1,436.9
Long-term debt and capital lease obligations, less current portion	758.7	567.7
Long-term solar energy system debt, financings and capital leaseback obligations, less current portion	1,508.4	1,211.2
Pension and post-employment liabilities	52.7	69.4
Customer and other deposits	184.5	276.8
Deferred revenue for solar energy systems	146.0	157.4
Non solar energy systems deferred revenue	29.2	51.2
Long-term intercompany note (receivalbe) payable	0	0
Other liabilities	208.9	326.1
Total liabilities	4,024.2	4,096.7
Redeemable noncontrolling interest, Carrying Amount	11.3	0
Total MEMC stockholders' equity	575.3	737.9
Stockholders' Equity Attributable to Noncontrolling Interest	90.8	47.0
Total stockholders' equity	666.1	784.9	2,295.6	2,206.8
Total liabilities and stockholders' equity	4,701.6	4,881.6
MEMC, Inc. [Member]
Current assets:
Cash and cash equivalents	65.1	228.9	15.5	105.9
Restricted cash	0	0
Accounts receivable, net	62.0	65.3
Inventories	18.4	33.8
Solar energy systems held for development and sale	0	0
Prepaid and other current assets	24.9	34.6
Total current assets	170.4	362.6
Investments	7.3	3.3
Investments in subsidiaries	498.2	269.8
Semiconductor and Solar Materials	57.2	72.3
Solar energy systems	0	0
Deferred tax assets, net	0	36.3
Restricted cash	0	0
Other assets	29.4	24.7
Goodwill		0
Intangible assets, net	0	0
Total assets	762.5	769.0
Current liabilities:
Current portion of long-term debt and capital lease obligations	0	0
Short-term solar energy system debt and current portion of solar energy system debt, financings and capital leaseback obligations	0	0
Accounts payable	11.9	20.0
Accrued liabilities	32.8	(9.6)
Deferred revenue for solar energy systems	0	0
Contingent consideration related to acquisitions	0	0
Customer and other deposits	10.9	30.1
Intercompany (receivalbe) payable and short trem notes	(651.0)	(605.7)
Total current liabilities	(595.4)	(565.2)
Long-term debt and capital lease obligations, less current portion	746.1	550.0
Long-term solar energy system debt, financings and capital leaseback obligations, less current portion	0	0
Pension and post-employment liabilities	23.9	40.5
Customer and other deposits	87.8	82.0
Deferred revenue for solar energy systems	0	0
Non solar energy systems deferred revenue	0	0
Long-term intercompany note (receivalbe) payable	(45.4)	(127.1)
Other liabilities	(29.8)	50.9
Total liabilities	187.2	31.1
Redeemable noncontrolling interest, Carrying Amount	0
Total MEMC stockholders' equity	575.3	737.9
Stockholders' Equity Attributable to Noncontrolling Interest	0	0
Total stockholders' equity	575.3	737.9
Total liabilities and stockholders' equity	762.5	769.0
Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	60.0	58.3	7.2	49.7
Restricted cash	0	0
Accounts receivable, net	23.7	42.5
Inventories	70.6	68.5
Solar energy systems held for development and sale	0.3	4.1
Prepaid and other current assets	40.1	36.9
Total current assets	194.7	210.3
Investments	20.4	24.4
Investments in subsidiaries	564.2	(51.6)
Semiconductor and Solar Materials	294.4	315.5
Solar energy systems	3.0	1.6
Deferred tax assets, net	0	(20.4)
Restricted cash	1.7	0.2
Other assets	44.0	45.9
Goodwill		0
Intangible assets, net	110.9	145.2
Total assets	1,233.3	671.1
Current liabilities:
Current portion of long-term debt and capital lease obligations	0	0
Short-term solar energy system debt and current portion of solar energy system debt, financings and capital leaseback obligations	0.2	0.3
Accounts payable	67.0	82.0
Accrued liabilities	42.5	104.6
Deferred revenue for solar energy systems	23.1	12.0
Contingent consideration related to acquisitions	40.7	71.6
Customer and other deposits	0.4	0.4
Intercompany (receivalbe) payable and short trem notes	764.3	619.9
Total current liabilities	938.2	890.8
Long-term debt and capital lease obligations, less current portion	0	0
Long-term solar energy system debt, financings and capital leaseback obligations, less current portion	9.8	2.3
Pension and post-employment liabilities	0
Customer and other deposits	0	0
Deferred revenue for solar energy systems	45.8	27.0
Non solar energy systems deferred revenue	0	0
Long-term intercompany note (receivalbe) payable	(96.2)	(16.4)
Other liabilities	112.0	23.4
Total liabilities	1,009.6	927.1
Redeemable noncontrolling interest, Carrying Amount	0
Total MEMC stockholders' equity	223.7	(256.6)
Stockholders' Equity Attributable to Noncontrolling Interest	0	0.6
Total stockholders' equity	223.7	(256.0)
Total liabilities and stockholders' equity	1,233.3	671.1
Non-Guarantor Subsidiaries [Member]
Current assets:
Cash and cash equivalents	447.5	298.6	684.6	477.1
Restricted cash	72.4	125.2
Accounts receivable, net	134.7	95.1
Inventories	200.0	271.0
Solar energy systems held for development and sale	213.7	373.0
Prepaid and other current assets	147.2	205.7
Total current assets	1,215.5	1,368.6
Investments	21.9	26.8
Investments in subsidiaries	0	0
Semiconductor and Solar Materials	913.8	916.4
Solar energy systems	1,361.3	1,098.9
Deferred tax assets, net	0	28.9
Restricted cash	48.5	37.3
Other assets	282.0	246.0
Goodwill		0
Intangible assets, net	3.3	4.0
Total assets	3,846.3	3,726.9
Current liabilities:
Current portion of long-term debt and capital lease obligations	3.4	3.7
Short-term solar energy system debt and current portion of solar energy system debt, financings and capital leaseback obligations	97.6	143.9
Accounts payable	398.1	592.6
Accrued liabilities	268.9	314.0
Deferred revenue for solar energy systems	0	29.4
Contingent consideration related to acquisitions	72.4	0
Customer and other deposits	65.9	41.9
Intercompany (receivalbe) payable and short trem notes	(113.3)	(14.2)
Total current liabilities	793.0	1,111.3
Long-term debt and capital lease obligations, less current portion	12.6	17.7
Long-term solar energy system debt, financings and capital leaseback obligations, less current portion	1,498.6	1,208.9
Pension and post-employment liabilities	28.8	28.9
Customer and other deposits	96.7	194.8
Deferred revenue for solar energy systems	100.2	130.4
Non solar energy systems deferred revenue	29.2	51.2
Long-term intercompany note (receivalbe) payable	141.6	143.5
Other liabilities	126.7	251.8
Total liabilities	2,827.4	3,138.5
Redeemable noncontrolling interest, Carrying Amount	11.3
Total MEMC stockholders' equity	916.8	542.0
Stockholders' Equity Attributable to Noncontrolling Interest	90.8	46.4
Total stockholders' equity	1,007.6	588.4
Total liabilities and stockholders' equity	3,846.3	3,726.9
Consolidation, Eliminations [Member]
Current assets:
Cash and cash equivalents	0	0	0	0
Restricted cash	0	0
Accounts receivable, net	0	0
Inventories	(41.2)	(51.5)
Solar energy systems held for development and sale	(80.2)	(4.1)
Prepaid and other current assets	0	0
Total current assets	(121.4)	(55.6)
Investments	0	0
Investments in subsidiaries	(1,062.4)	(218.2)
Semiconductor and Solar Materials	(52.3)	(50.5)
Solar energy systems	95.6	38.9
Deferred tax assets, net	0	0
Restricted cash	0	0
Other assets	0	0
Goodwill		0
Intangible assets, net	0	0
Total assets	(1,140.5)	(285.4)
Current liabilities:
Current portion of long-term debt and capital lease obligations	0	0
Short-term solar energy system debt and current portion of solar energy system debt, financings and capital leaseback obligations	0	0
Accounts payable	0	0
Accrued liabilities	0	0
Deferred revenue for solar energy systems	0	0
Contingent consideration related to acquisitions	0	0
Customer and other deposits	0	0
Intercompany (receivalbe) payable and short trem notes	0	0
Total current liabilities	0	0
Long-term debt and capital lease obligations, less current portion	0	0
Long-term solar energy system debt, financings and capital leaseback obligations, less current portion	0	0
Pension and post-employment liabilities	0	0
Customer and other deposits	0	0
Deferred revenue for solar energy systems	0	0
Non solar energy systems deferred revenue	0	0
Long-term intercompany note (receivalbe) payable	0	0
Other liabilities	0	0
Total liabilities	0	0
Redeemable noncontrolling interest, Carrying Amount	0
Total MEMC stockholders' equity	(1,140.5)	(285.4)
Stockholders' Equity Attributable to Noncontrolling Interest	0	0
Total stockholders' equity	(1,140.5)	(285.4)
Total liabilities and stockholders' equity	$ (1,140.5)	$ (285.4)